Loans - Schedule of Aging of Past Due and Nonaccrual Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 374,096	$ 359,799
30 - 59 Days Past Due	865	705
60 - 89 Days Past Due	651	500
90 Days + Past Due	1,036	131
Nonaccrual	2,234	3,206
Total Past Due and Nonaccrual	4,786	4,542
Total ending loans balance	378,882	364,341
Construction & land development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	12,494	23,180
30 - 59 Days Past Due
60 - 89 Days Past Due		5
90 Days + Past Due	950
Nonaccrual		173
Total Past Due and Nonaccrual	950	178
Total ending loans balance	13,444	23,358
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	117,342	104,348
30 - 59 Days Past Due	15	60
60 - 89 Days Past Due	37	8
90 Days + Past Due
Nonaccrual	84	483
Total Past Due and Nonaccrual	136	551
Total ending loans balance	117,478	104,899
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	128,462	117,372
30 - 59 Days Past Due	111	41
60 - 89 Days Past Due	107	34
90 Days + Past Due	40
Nonaccrual	1,108	1,745
Total Past Due and Nonaccrual	1,366	1,820
Total ending loans balance	129,828	119,192
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	109,274	108,574
30 - 59 Days Past Due	616	472
60 - 89 Days Past Due	467	430
90 Days + Past Due	46	131
Nonaccrual	1,042	805
Total Past Due and Nonaccrual	2,171	1,838
Total ending loans balance	111,445	110,412
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	6,524	6,325
30 - 59 Days Past Due	123	132
60 - 89 Days Past Due	40	23
90 Days + Past Due
Nonaccrual
Total Past Due and Nonaccrual	163	155
Total ending loans balance	$ 6,687	$ 6,480